Structured entities (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2022	4.2	7.2	4.8	7.5	23.7
At 31 Dec 2021	4.4	10.0	6.3	8.4	29.1

Disclosure of information about unconsolidated structured entities

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	85	338	1,321	41	1,785
500–2,000	8	102	929	4	1,043
2,000–5,000	—	28	388	—	416
5,000–25,000	—	18	206	—	224
25,000+	—	5	24	—	29
Number of entities at 31 Dec 2022	93	491	2,868	45	3,497
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	2.5	10.7	19.7	2.6	35.5
– trading assets	—	0.4	0.1	—	0.5
– financial assets designated and otherwise mandatorily measured at fair value	—	9.7	18.7	—	28.4
– loans and advances to customers	2.5	—	0.5	1.9	4.9
– financial investments	—	0.6	0.4	—	1.0
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.2	1.5	4.6	1.8	8.1
HSBC’s maximum exposure at 31 Dec 2022	2.7	12.2	24.3	4.0	43.2

Total asset values of the entities ($m)
0–500	96	294	1,408	37	1,835
500–2,000	11	116	911	3	1,041
2,000–5,000	—	33	435	—	468
5,000–25,000	—	14	197	—	211
25,000+	—	4	11	—	15
Number of entities at 31 Dec 2021	107	461	2,962	40	3,570
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.8	10.8	18.6	3.8	38.0
– trading assets	—	0.2	2.4	0.1	2.7
– financial assets designated and otherwise mandatorily measured at fair value	—	10.0	15.5	—	25.5
– loans and advances to customers	4.8	—	0.1	3.0	7.9
– financial investments	—	0.6	0.6	—	1.2
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.1	0.9	4.6	1.2	6.8
HSBC’s maximum exposure at 31 Dec 2021	4.9	11.7	23.2	4.6	44.4